SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
SUBSEQUENT EVENTS
Note 15	Subsequent Events

As of October 21, 2024, pursuant to the Equity Purchase Agreement and the Company’s purchase notice thereof, the Bridge Investor purchased $200,000 worth of shares of Common Stock from the Company.

On November 8, 2024, the Sponsor affiliate, SCS, LLC, and the Company executed a securities purchase agreement whereby certain working capital funds advanced by SCS, LLC in the aggregate amount of $405,000 as of September 30, 2024 were converted into 202,500 shares of Common Stock. After the execution of the securities purchase agreement, approximately $52,000 of the working capital advances from the Sponsor and certain Sponsor affiliates remain due and payable.

Digital Health Acquisition Corp.
SUBSEQUENT EVENTS

NOTE 11. SUBSEQUENT EVENTS

As of October 21, 2024, pursuant to the Equity Purchase Agreement and the Company’s purchase notice thereof, the Bridge Investor purchased $200,000 worth of shares of Common Stock from the Company.

On November 8, 2024, the Sponsor affiliate, SCS, LLC, and the Company executed a securities purchase agreement whereby certain working capital funds advanced by SCS, LLC in the aggregate amount of $405,000 as of September 30, 2024 were converted into 202,500 shares of Common Stock. After the execution of the securities purchase agreement, approximately $52,000 of the working capital advances from the Sponsor and certain Sponsor affiliates remain due and payable.